WST INVESTMENT TRUST

FILED VIA EDGAR

June 18, 2014

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	WST Investment Trust
File Nos. 333-189704; 811-22858

Ladies and Gentlemen:

On behalf of the WST Investment Trust (the “Registrant”), attached for filing under the Securities Act of 1933 and the Investment Company Act of 1940 is Post-Effective Amendment No. 1 (the “Amendment”) to Registrant’s registration statement on Form N-1A.

The Amendment, which is being filed pursuant to Rule 485(a) under the Securities Act of 1933, is for the purpose of establishing WST Asset Manager – U.S. Bond Fund, a new series of WST Investment Trust.

Please direct any comments or questions to the undersigned at (513) 346-4190.

Very truly yours,

/s/ Patricia M. Bruns

Patricia M. Bruns
Assistant Secretary